Employee benefits - Narrative (Details) CLF in Thousands, $ in Thousands			3 Months Ended	12 Months Ended
	Apr. 26, 2023 CLF	Apr. 26, 2022 CLF	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) executive shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
Employee benefits [Line Items]
Number of company executives entitled to benefits | executive				41
Key management personnel compensation | CLF	CLF 600	CLF 600
Executive compensation plan
Employee benefits [Line Items]
Number of shares effected | shares				18,428	8,495
Key management personnel compensation | $				$ 9,933	$ 8,495
Financial target compensation plan
Employee benefits [Line Items]
Number of shares effected | shares				188,740
Key management personnel compensation | $			$ 2,390		$ 2,251	$ 5,978
Men
Employee benefits [Line Items]
Actuarial assumption of retirement age (in years)				65 years	65 years	65 years
Men | Top of range
Employee benefits [Line Items]
Actuarial assumption of retirement age (in years)				65 years
Women
Employee benefits [Line Items]
Actuarial assumption of retirement age (in years)				60 years	60 years	60 years
Women | Top of range
Employee benefits [Line Items]
Actuarial assumption of retirement age (in years)				60 years